Organization and nature of operations - Schedule of consolidated financial statements (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Organization and nature of operations
Cash and cash equivalents		¥ 948,773		¥ 1,296,924		$ 137,559
Accounts receivable, net		16,482		14,881		2,390
Prepayments and other current assets		228,672		487,540		33,154
Total current assets		3,300,784		3,247,732		478,568
Other non-current assets		35,898		164,986		5,204
Total non-current assets		986,857		1,150,249		143,081
Total assets		4,287,641		4,397,981		621,649
Salary and welfare payable		111,274		120,444		16,133
Tax payable		147,367		10,195		21,366
Accruals and other current liabilities		268,007		238,510		38,858
Total current liabilities		1,422,878		1,028,365		206,298
Total liabilities		1,646,336		1,165,957		238,696
Total shareholders' equity		2,641,305		3,232,024		$ 382,953
Third party and inter-company revenues		2,838,190	$ 411,498	3,585,391	¥ 2,809,359
Cost of revenues		(556,923)	(80,746)	(557,177)	(430,773)
Income/(loss) before income tax expense		(596,764)	(86,523)	(124,615)	93,991
Less: Income tax expense		114,476	16,597		18,564
Net income/(loss)		(711,240)	(103,120)	(124,615)	75,427
Net cash generated from/(used in)operating activities		708,142	102,670	226,778	536,118
Net increase/(decrease) in cash and cash equivalents		(352,214)	$ (51,066)	33,094	922,968
Variable Interest Entities
Organization and nature of operations
Cash and cash equivalents		90		606
Accounts receivable, net				1,470
Prepayments and other current assets		4,473		1,317
Amounts due from non-VIE subsidiaries of the Company		591,174		603,009
Total current assets		595,737		606,402
Other non-current assets		6		22
Total non-current assets		6		22
Total assets		595,743		606,424
Salary and welfare payable		2,376		1,745
Tax payable		7,442		7,548
Amounts due to non-VIE subsidiaries of the Company		442,819		445,029
Accruals and other current liabilities		544		1,240
Total current liabilities		453,181		455,562
Total liabilities		453,181		455,562
Total shareholders' equity		142,562		150,862
Cost of revenues					(276,578)
Other operating income/(loss)		(1,566)		(11,359)	(357)
Income from non-operations		8
Income/(loss) before income tax expense		(9,008)		42,498	37,313
Less: Income tax expense				(3,914)
Net income/(loss)		(9,008)		38,584	37,313
Variable interest entity primary beneficiary excluding intra group
Organization and nature of operations
Third party and inter-company revenues	[1]	(11)		(16,386)	(9,413)
Cost of revenues		(10,015)		(66,477)	(101,895)
Operating activities with external parties		(8,616)		(73,720)	(85,138)
Variable interest entity primary beneficiary intra group
Organization and nature of operations
Third party and inter-company revenues		2,554		103,948	406,730
Intercompany payments from service charge		(6,500)		(18,255)	(37,271)
Intercompany receipts from service charge		14,600		88,000	124,193
Net cash generated from/(used in)operating activities		(516)		(3,975)	1,784
Net increase/(decrease) in cash and cash equivalents		¥ (516)		¥ (3,975)	¥ 1,784

[1]	Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE pays service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.